Fixed Assets	12 Months Ended
Dec. 31, 2010
Fixed Assets [Abstract]
Fixed Assets

4. Fixed Assets

The following table summarized fixed assets:

	December 31,
	2010	2009
Equipment	$586	$496
Furniture and fixtures	234	232
Leasehold improvements	1,038	1,037
Less accumulated depreciation and amortization	(1,102)	(788)

Total	$756	$977